CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand	$ 47	$ 60
Balances with Banks	642,064	337,973
Short-term deposits	359,150	99,167
Mutual funds	70,299	132,808
Total	$ 1,071,560	$ 570,008	$ 667,207	$ 1,011,100